1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

February 23, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Funds (the “Trust” or “Registrant”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 311 (“PEA 311”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 427 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 311 is being filed to register a new class of shares, I-3, for: PIMCO All Asset All Authority Fund, PIMCO All Asset Fund, PIMCO Investment Grade Corporate Bond Fund, PIMCO Mortgage Opportunities Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Total Return Fund, PIMCO Unconstrained Bond Fund, PIMCO Diversified Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Income Fund, PIMCO Low Duration Income Fund, PIMCO Preferred and Capital Securities Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund, PIMCO StocksPLUS® Small Fund, PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO TRENDS Managed Futures Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO Low Duration Fund, PIMCO Short Asset Investment Fund, and PIMCO Short-Term Fund, each an existing series of the Trust.

For administrative convenience, this filing includes other series and classes of the Registrant with the same fiscal year end, but PEA 311 does not amend the registration statement for those other series and classes. We believe that PEA 311 is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of PEA 311 limited to the disclosure relating to the new class (I-3) of the Funds. Selective review would serve to expedite the review process for the Registrant as well as use the Staff’s time more effectively.

In connection with this request, the Registrant states the following:

●	The material changes in this filing are limited to the addition of I-3 shares of the Funds;

●

The disclosure set forth in this filing – other than as it relates to the addition of I-3 shares of the Funds and other nonmaterial changes – has been reviewed by the Staff in connection with Post-Effective Amendment No. 304 to the Registrant’s registration statement, filed November 17, 2017 (as it pertains to the International Bond Funds Prospectus and the Statement of Additional Information), Post-Effective Amendment No. 298 to the Registrant’s registration statement, filed August 25, 2017 (as it pertains to the Bond Funds Prospectus), and Post-Effective Amendment No. 292 to the Registrant’s registration statement, filed May 26, 2017 (as it pertains to all other prospectuses included in PEA 311), each as filed pursuant to Rule 485(a) under the 1933 Act; and

●	The Registrant believes that no area of the filing warrants particular attention.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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